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CIBC ATLAS EQUITY INCOME FUND

The Advisors’ Inner Circle Fund

CIBC Atlas Equity Income Fund

(the “Fund”)

Supplement Dated December 27, 2022 to the Fund’s

Prospectus and Summary Prospectus,

each dated March 1, 2022

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and should be read in conjunction with the Prospectus and Summary Prospectus.

The average annual total returns table in the “Performance Information” section of the Prospectus and Summary Prospectus is hereby deleted and replaced with the following in order to update the “Since Inception (4/30/10)” returns for the Russell 1000 Index to reflect 14.89%:

Average Annual Total Returns - CIBC ATLAS EQUITY INCOME FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class Shares	29.41%	18.47%	13.29%	13.56%	Apr. 30, 2010
Institutional Class Shares | After Taxes on Distributions	27.47%	16.84%	12.00%	12.38%	Apr. 30, 2010
Institutional Class Shares | After Taxes on Distributions and Sales	18.66%	14.55%	10.62%	11.03%	Apr. 30, 2010
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	26.45%	18.43%	16.54%	14.89%	Apr. 30, 2010